Fair Value Measurements And Derivative Instruments (Schedule Of Interest Rate Swaps And Caps) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
The Huntington National Bank [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Effective date	Nov. 01, 2015
Maturity date	Nov. 01, 2020
Notional amount	$ 7,361	$ 9,981
Cancellation date, without penalty	Nov. 01, 2018
LMREC 2015 - CREI, Inc. (Latitude) [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Effective date	Mar. 01, 2016
Maturity date	Jun. 01, 2017
Notional amount	$ 11,124
LMREC 2015 - CREI, Inc. (Latitude) [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Effective date	Oct. 01, 2015
Maturity date	May 01, 2016
Notional amount		$ 11,220
LIBOR [Member] | The Huntington National Bank [Member]
Derivative [Line Items]
Reference rate	30-day LIBOR
Basis spread	2.25%
LIBOR [Member] | The Huntington National Bank [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Basis spread	2.25%
LIBOR [Member] | LMREC 2015 - CREI, Inc. (Latitude) [Member]
Derivative [Line Items]
Reference rate	30-day LIBOR
Basis spread	6.25%
LIBOR [Member] | LMREC 2015 - CREI, Inc. (Latitude) [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Reference rate	30-day LIBOR
Basis spread	1.00%
LIBOR [Member] | LMREC 2015 - CREI, Inc. (Latitude) [Member] | Interest Rate Cap [Member]
Derivative [Line Items]
Reference rate	30-day LIBOR
Basis spread	2.50%
Federal Funds Effective Swap Rate [Member] | The Huntington National Bank [Member]
Derivative [Line Items]
Basis spread	4.13%
Federal Funds Effective Swap Rate [Member] | The Huntington National Bank [Member] | Interest Rate Swap [Member]
Derivative [Line Items]
Basis spread	4.13%